Net Loss per Share Attributable to Common Stockholders - Computation of Basic and Diluted Earnings Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common stockholders	$ (1,982)	$ (4,200)	$ (10,921)	$ (6,155)	$ (3,838)
Shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,427,025	6,882,065	12,538,769	6,657,045	6,016,550
Net loss per share attributable to common stockholders, basic and diluted	$ (0.07)	$ (0.61)	$ (0.87)	$ (0.92)	$ (0.64)